RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 9,637,086	$ 1,320,276	¥ 11,433,063	¥ 12,081,746
Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	233,407		356,086	552,206
Yujie | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party			119,737	355,803
Qihu | Referral service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	9,446		9,550	2,423
Qihu | Bandwidth service fee | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	115,134		117,983	128,607
Qihu | Brand fees charged | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	94,340		94,340	47,168
Beijing Qifei | Rental Expenses Charged | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	11,613		11,815	13,655
Others | Related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 2,874		¥ 2,661	¥ 4,550